Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Principal Accounting Policies
Amounts of Noah Investment and its Subsidiaries and the Consolidated Funds Included in Consolidated Financial Statements

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Cash and cash equivalents	1,181,479	1,566,729	227,154
Restricted cash	510	1,916	278
Short-term investments	9,662	82,594	11,975
Accounts receivable, net	475,652	161,957	23,482
Amounts due from related parties, net	276,744	287,577	41,694
Loans receivables, net	50,884	68,805	9,976
Other current assets	53,247	64,900	9,410
Long-term investments	300,720	348,992	50,599
Investment in affiliates	854,138	858,700	124,500
Property and equipment, net	43,971	35,694	5,175
Operating lease right-of-use assets, net	15,031	13,598	1,972
Deferred tax assets	63,312	92,105	13,354
Other non-current assets	7,620	3,753	544
Total assets	3,332,970	3,587,320	520,113
Accrued payroll and welfare expenses	381,653	236,131	34,236
Income tax payable	149,226	123,099	17,848
Amounts due to the Group’s subsidiaries*	179,325	55,762	8,085
Deferred revenue	6,721	8,616	1,249
Other current liabilities	238,738	178,652	25,902
Deferred tax liabilities	254	17,719	2,569
Other non-current liabilities	53,119	13,967	2,025
Operating lease liabilities, non-current	15,512	6,850	993
Total liabilities	1,024,548	640,796	92,907

*Amounts due to the Group’s subsidiaries are eliminated in the process of preparing the consolidated balance sheets.

	Year Ended December 31,
	(Amount in Thousands)
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Revenues:
Revenues from others
One-time commissions	161,272	552,761	365,927	53,054
Recurring service fees	—	50,817	50,494	7,321
Other service fees	84,752	69,951	105,612	15,312
Total revenues from others	246,024	673,529	522,033	75,687
Revenues from funds Gopher manages
One-time commissions	36,290	86,801	50,227	7,282
Recurring service fees	569,154	588,337	665,724	96,521
Performance-based income	133,276	165,791	51,688	7,494
Total revenues from funds Gopher manages	738,720	840,929	767,639	111,297
Total revenues(1)	984,744	1,514,458	1,289,672	186,984
Less: VAT related surcharges	(6,155)	(9,350)	(7,452)	(1,080)
Net revenues	978,589	1,505,108	1,282,220	185,904
Total operating cost and expenses(2)	(524,913)	(867,215)	(586,993)	(85,106)
Total other income	68,444	23,868	105,426	15,285
Net income	393,299	616,421	658,023	95,404
Net income attributable to Noah Holdings Limited shareholders	393,508	621,010	628,645	91,145
Cash flows (used in) provided by operating activities(3)	(409,359)	562,400	661,944	95,973
Cash flows provided by (used in) investing activities	357,026	(207,114)	(275,289)	(39,913)
Cash flows used in financing activities	—	(16,416)	—	—
(1)	The total revenues include intragroup transactions amounted to RMB43,101, RMB38,399 and RMB64,419 for the years ended December 31, 2020, 2021 and 2022, respectively, which were eliminated in the process of preparing the consolidated statements of operations.
(2)	The total operating cost and expenses include intragroup transactions amounted to RMB141,702, RMB186,962 and RMB264,376 for the years ended December 31, 2020, 2021 and 2022, respectively, which were eliminated in the process of preparing the consolidated statements of operations.
(3)	Cash flows provided by operating activities in 2020, 2021 and 2022 include amounts due to the Group’s subsidiaries of RMB143,454, RMB179,325 and RMB55,762 (US$8,085).

Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Amounts due from related parties	40,401	25,473	3,693
Investments	497,154	508,376	73,708
Maximum exposure to loss in non-consolidated VIEs	537,555	533,849	77,401

Summary of Effects of Changes in Group's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders

	Years Ended December 31,
	(Amount in Thousands)
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net (loss) income attributable to Noah Holdings Limited shareholders	(745,225)	1,314,131	976,571	141,587
Transfers from (to) the non-controlling interests:
Increase (decrease) in Noah’s equity by acquiring equity interests from non-controlling interests	373	(187,090)	—	—
Increase (decrease) in Noah’s equity from divestment of non-controlling interests	—	3,547	(10,315)	(1,496)
Increase in Noah’s capital from contribution of non-controlling interests	—	15,689	—	—
Decrease in Noah’s equity from distributions to non-controlling interests	—	—	(6,500)	(942)
Net transfers from (to) non-controlling interests	373	(167,854)	(16,815)	(2,438)
Change from net (loss) income attributable to Noah Holdings Limited shareholders and transfers from (to) non-controlling interests	(744,852)	1,146,277	959,756	139,149

Schedule of Estimated Useful Lives of Property and Equipment

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures and equipment	3 - 5 years
Motor vehicles	5 years
Software	2 - 5 years
Buildings	30 years

Schedule of Primary Revenue Streams from Contracts with Customers

Revenue Streams	Performance Obligation Satisfied Over Time or Point In Time	Payment Terms	Variable or Fixed Considerations
One-time commissions - Fund distribution services	Point in time	Typically paid within a month after investment product established	Fixed
One-time commissions - Insurance brokerage services	Point in time	Typically paid within a month after insurance policy issued and/or renewed	Fixed and Variable
Recurring service fees	Over time	Typically quarterly, semi-annually or annually	Variable
Performance-based income	Point in time	Typically paid shortly after the income has been determined	Variable
Lending services	Over time	Typically monthly in arrears	Fixed

Schedule of Changes of allowances for category of affected assets

	Amounts due	Accounts	Other financial
	from related parties	receivable	receivables
	RMB	RMB	RMB
Balance at beginning of 2020	—	—	—
Provisions	4,006	29	—
Write off	—	(29)	—
Balance at end of 2020	4,006	—	—
Provisions	26,122	458	4,000
Balance at end of 2021	30,128	458	4,000
Provisions	544	3,905	495
Reversal	(5,471)	(578)	—
Write off	(544)	(138)	(4,495)
Foreign currency adjustment	1,009	—	—
Balance at end of 2022	25,666	3,647	—